Current and Deferred taxes (Details 2) - CLP ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current and Deferred Taxes [Abstract]
Tax calculated over profit before tax		$ 214,566	$ 207,046	$ 183,671
Price level restatement for tax purposes	[1]	(50,297)	(39,494)	(21,829)
Single penalty tax (rejected expenses)		927	1,110	610
Effect of tax reform changes on deferred tax				(20,600)
Real estate taxes
Other		9,878	(1,518)	3,179
Effective rates and expenses for income tax		$ 175,074	$ 167,144	$ 145,031
Tax calculated over profit before tax		27.00%	27.00%	25.50%
Price level restatement for tax purposes	[1]	(6.33%)	(5.15%)	(3.03%)
Single penalty tax (rejected expenses)		0.12%	0.14%	0.08%
Effect of tax reform changes on deferred tax				(2.86%)
Real estate taxes
Other		1.24%	(0.20%)	0.44%
Effective rates and expenses for income tax		22.03%	21.80%	20.13%

[1]	Mainly corresponds to the permanent differences originated from the Own Tax Monetary Correction and the effect of the bonds received to article 104 of LIR.